UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2024
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock
Fund –
.
PAITX International Stock
Fund–
.
Advisor  Class
RRITX International Stock
Fund–
.
R  Class
PRIUX International Stock
Fund–
.
I  Class
TRNZX International Stock
Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
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Timely delivery of important documents
Convenient access to your documents anytime, anywhere
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Waive your account service fee by going paperless.*
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documentation.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/
help/fees-and-minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE International Stock Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced positive results during the first half of your fund’s fiscal year, the six-month period ended April 30, 2024. Investor sentiment was bolstered by rising hopes at the end of 2023 that central banks would be able to cut interest rates soon; however, stronger-than-expected inflation data in the first quarter of 2024 contributed to a downturn in April that offset some of the strong gains recorded earlier in the period.
Growth stocks outperformed value shares over the six-month
period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were
mixed over the period—a weaker U.S. dollar versus some major
European currencies was beneficial for U.S. investors in European securities, while a downturn in the Japanese yen had the reverse effect.
Technology companies benefited from investor enthusiasm for
artificial intelligence developments and produced some of the strongest results in the equity market. Within the U.S.-focused S&P
500 Index, the communication services, financials, information technology, and industrials sectors all recorded strong gains, while returns for energy companies were more muted as oil prices dipped at the end of 2023 before rebounding in the new year.
U.S. Treasury yields finished the period lower, which supported broadly positive results in the fixed income market. High yield corporate bonds produced some of the strongest returns, aided by the higher coupons that have become available since the Fed began hiking rates about two years ago, as well as strength in the economy that kept default expectations at low levels.
The U.S. economy was the strongest among the major markets
during the period, although first-quarter gross domestic product growth—according to a preliminary estimate—slowed from the
level reported at the end of 2023. Meanwhile, after flirting with a recession late last year, growth in the eurozone appeared to be healthier in the latest reports, and China’s economy showed signs of recovery after a sluggish performance in 2023.

T. ROWE PRICE International Stock Fund

The positive economic news aided investor sentiment following widespread expectations for a downturn last year. But the outlook for monetary policy as global central banks continued their fight against inflation was more difficult to decipher.
After significant progress in reducing the rate of price increases—
12-month consumer price index inflation dropped from 6.4% to
3.3% over the course of 2023—Federal Reserve policymakers
helped boost sentiment when their year-end economic projections indicated that three quarter-point interest rate cuts were likely in
2024, up from the two they had forecast previously. However, with inflation improvements stalling so far this year, Fed officials indicated that they will take a patient approach to loosening monetary policy, a message that weighed on markets near the end of our reporting period.
Outside the U.S., the European Central Bank was also facing sticky inflation, but officials indicated that they would like to begin cutting rates soon if upcoming reports are favorable. Meanwhile, moving in the other direction, the Bank of Japan lifted short-term interest rates from negative territory for the first time in over seven years following a long campaign against disinflation, although Japan’s monetary policy remains among the most accommodative in the
world.
Global economies have displayed continued resilience in the
year-to-date period, but risks remain as we look ahead. Elevated geopolitical tensions, uncertainty about the path of monetary policy, and fading fiscal stimulus all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental
research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE International Stock Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
10/31/23 4/30/24
Information Technology 16.5% 19.5%
Financials 17.2 16.1
Industrials and Business
Services 15.4 15.6
Health Care 14.4 13.9
Consumer Discretionary 10.4 10.3
Consumer Staples 10.2 8.4
Communication Services 6.4 5.3
Energy 2.3 3.5
Materials 3.4 2.4
Utilities 1.5 1.4
Real Estate 0.3 1.3
Other and Reserves 2.0 2.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE International Stock Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
4/30/24
Taiwan Semiconductor Manufacturing, Taiwan 4.8%
ASML Holding, Netherlands 3.1
Novo Nordisk, Denmark 2.1
Samsung Electronics, South Korea 2.0
Prosus, Netherlands 1.8
Deutsche Telekom, Germany 1.6
Nestle, Switzerland 1.6
AstraZeneca, United Kingdom 1.6
Axis Bank, India 1.5
NTPC, India 1.4
Suncor Energy, Canada 1.4
TMX Group, Canada 1.4
SAP, Germany 1.4
Canadian National Railway, Canada 1.3
Safran, France 1.3
HDFC Bank, India 1.3
AIA Group, Hong Kong 1.3
Constellation Software, Canada 1.3
LVMH Moet Hennessy Louis Vuitton, France 1.3
Essity, Sweden 1.2
MercadoLibre, Argentina 1.2
Olympus, Japan 1.1
Alcon, Switzerland 1.1
Seven & i Holdings, Japan 1.1
Dassault Aviation, France 1.1
Total 40.3%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE International Stock Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe
Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or
Enhanced Personal Services client (enrollment in these programs generally requires
T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

T. ROWE PRICE International Stock Fund

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund

INTERNATIONAL STOCK FUND
Beginning
Account Value
11/1/23
Ending
Account Value
4/30/24
Expenses Paid
During Period*
11/1/23 to 4/30/24
Investor Class
Actual $1,000.00 $1,157.00 $4.45
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,020.74   4.17
Advisor Class
Actual   1,000.00   1,155.50   5.95
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,019.34   5.57
R Class
Actual   1,000.00   1,153.20   7.50
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,017.90   7.02
I Class
Actual   1,000.00   1,158.10   3.65
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,021.48   3.42
Z Class
Actual   1,000.00   1,161.90   0.00
Hypothetical (assumes
5% return before
expenses)  1,000.00   1,024.86   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year
(366) to reflect the half-year period. The annualized expense ratio of the
1
Investor
Class was 0.83%, the
2
Advisor Class was 1.11%, the
3
R Class was 1.40%, the
4
I Class
was 0.68%, and the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 16 .78 $ 15 .28 $ 22 .00 $ 18 .09 $ 17 .80 $ 16 .69
Investment
activities
Net investment
income
(1)(2)
0 .08 0 .18 0 .14 0 .17 0 .11 0 .43
Net realized and
unrealized gain/
loss 2 .55 1 .47 ( 5 .40 ) 4 .06 0 .68 1 .78
Total from
investment
activities 2 .63 1 .65 ( 5 .26 ) 4 .23 0 .79 2 .21
Distributions
Net investment
income ( 0 .21 ) ( 0 .07 ) ( 0 .17 ) ( 0 .08 ) ( 0 .43 ) ( 0 .25 )
Net realized gain — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 )
Total distributions ( 0 .21 ) ( 0 .15 ) ( 1 .46 ) ( 0 .32 ) ( 0 .50 ) ( 1 .10 )
NET ASSET
VALUE
End of period $ 19 .20 $ 16 .78 $ 15 .28 $ 22 .00 $ 18 .09 $ 17 .80

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
15 .70% 10 .82% ( 25 .36 ) % 23 .49% 4 .39% 14 .44%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .83%
(4)
0 .83% 0 .84% 0 .77% 0 .79% 0 .80%
Net expenses
after waivers/
payments by
Price Associates 0 .83%
(4)
0 .83% 0 .84% 0 .77% 0 .79% 0 .80%
Net investment
income 0 .86%
(4)
1 .03% 0 .77% 0 .76% 0 .63% 2 .58%
Portfolio turnover
rate 14 .7% 38 .4% 33 .6% 27 .6% 31 .3% 36 .6%
Net assets, end of
period (in millions) $1,705 $1,559 $1,523 $3,071 $3,582 $11,178
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 16 .77 $ 15 .27 $ 21 .98 $ 18 .07 $ 17 .85 $ 16 .71
Investment
activities
Net investment
income
(1)(2)
0 .06 0 .14 0 .11 0 .11 0 .04 0 .25
Net realized and
unrealized gain/
loss 2 .54 1 .47 ( 5 .42 ) 4 .06 0 .67 1 .93
Total from
investment
activities 2 .60 1 .61 ( 5 .31 ) 4 .17 0 .71 2 .18
Distributions
Net investment
income ( 0 .17 ) ( 0 .03 ) ( 0 .11 ) ( 0 .02 ) ( 0 .42 ) ( 0 .19 )
Net realized gain — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 )
Total distributions ( 0 .17 ) ( 0 .11 ) ( 1 .40 ) ( 0 .26 ) ( 0 .49 ) ( 1 .04 )
Redemption fees
added to paid-in
capital
(1)(3)
— — — — — —
(4)
NET ASSET
VALUE
End of period $ 19 .20 $ 16 .77 $ 15 .27 $ 21 .98 $ 18 .07 $ 17 .85

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(5)
15 .55% 10 .57% ( 25 .57 ) % 23 .16% 3 .92% 14 .16%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .11%
(6)
1 .07% 1 .10% 1 .07% 1 .21% 1 .06%
Net expenses
after waivers/
payments by
Price Associates 1 .11%
(6)
1 .07% 1 .10% 1 .07% 1 .21% 1 .06%
Net investment
income 0 .59%
(6)
0 .80% 0 .60% 0 .49% 0 .25% 1 .50%
Portfolio turnover
rate 14 .7% 38 .4% 33 .6% 27 .6% 31 .3% 36 .6%
Net assets, end
of period (in
thousands) $13,949 $11,901 $12,223 $19,113 $15,512 $23,217
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 16 .45 $ 14 .99 $ 21 .59 $ 17 .80 $ 17 .61 $ 16 .51
Investment
activities
Net investment
income
(1)(2)
0 .05 0 .07 0 .05 0 .04 0 .02 0 .32
Net realized and
unrealized gain/
loss 2 .47 1 .47 ( 5 .33 ) 3 .99 0 .65 1 .78
Total from
investment
activities 2 .52 1 .54 ( 5 .28 ) 4 .03 0 .67 2 .10
Distributions
Net investment
income ( 0 .12 ) — ( 0 .03 ) — ( 0 .41 ) ( 0 .15 )
Net realized gain — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 )
Total distributions ( 0 .12 ) ( 0 .08 ) ( 1 .32 ) ( 0 .24 ) ( 0 .48 ) ( 1 .00 )
NET ASSET
VALUE
End of period $ 18 .85 $ 16 .45 $ 14 .99 $ 21 .59 $ 17 .80 $ 17 .61

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
15 .32% 10 .27% ( 25 .82 ) % 22 .72% 3 .74% 13 .78%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 2 .04%
(4)
1 .40% 1 .41% 1 .40% 1 .45% 1 .45%
Net expenses
after waivers/
payments by
Price Associates 1 .40%
(4)
1 .40% 1 .40% 1 .40% 1 .40% 1 .40%
Net investment
income 0 .53%
(4)
0 .41% 0 .31% 0 .17% 0 .11% 1 .94%
Portfolio turnover
rate 14 .7% 38 .4% 33 .6% 27 .6% 31 .3% 36 .6%
Net assets, end
of period (in
thousands) $18,646 $11,027 $6,672 $9,316 $8,443 $8,755
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET
VALUE
Beginning of period $ 16 .69 $ 15 .27 $ 21 .98 $ 18 .10 $ 17 .80 $ 16 .70
Investment
activities
Net investment
income
(1)(2)
0 .09 0 .21 0 .20 0 .19 0 .13 0 .47
Net realized and
unrealized gain/
loss 2 .54 1 .48 ( 5 .43 ) 4 .07 0 .68 1 .76
Total from
investment
activities 2 .63 1 .69 ( 5 .23 ) 4 .26 0 .81 2 .23
Distributions
Net investment
income ( 0 .23 ) ( 0 .19 ) ( 0 .19 ) ( 0 .14 ) ( 0 .44 ) ( 0 .28 )
Net realized gain — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) ( 0 .07 ) ( 0 .85 )
Total distributions ( 0 .23 ) ( 0 .27 ) ( 1 .48 ) ( 0 .38 ) ( 0 .51 ) ( 1 .13 )
NET ASSET
VALUE
End of period $ 19 .09 $ 16 .69 $ 15 .27 $ 21 .98 $ 18 .10 $ 17 .80

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
Ratios/Supplemental Data
Total return
(2)(3)
15 .81% 11 .03% ( 25 .26 ) % 23 .67% 4 .50% 14 .59%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .68%
(4)
0 .68% 0 .68% 0 .66% 0 .66% 0 .66%
Net expenses
after waivers/
payments by
Price Associates 0 .68%
(4)
0 .68% 0 .68% 0 .66% 0 .66% 0 .66%
Net investment
income 0 .95%
(4)
1 .19% 1 .15% 0 .88% 0 .76% 2 .81%
Portfolio turnover
rate 14 .7% 38 .4% 33 .6% 27 .6% 31 .3% 36 .6%
Net assets, end of
period (in millions) $3,034 $3,309 $2,000 $1,957 $1,687 $3,703
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 16 .81 $ 15 .35 $ 22 .13 $ 18 .17 $ 13 .39
Investment activities
Net investment income
(2)(3)
0 .16 0 .33 0 .31 0 .35 0 .18
Net realized and unrealized
gain/loss 2 .55 1 .48 ( 5 .44 ) 4 .07 4 .60
Total from investment activities 2 .71 1 .81 ( 5 .13 ) 4 .42 4 .78
Distributions
Net investment income ( 0 .34 ) ( 0 .27 ) ( 0 .36 ) ( 0 .22 ) —
Net realized gain — ( 0 .08 ) ( 1 .29 ) ( 0 .24 ) —
Total distributions ( 0 .34 ) ( 0 .35 ) ( 1 .65 ) ( 0 .46 ) —
NET ASSET VALUE
End of period $ 19 .18 $ 16 .81 $ 15 .35 $ 22 .13 $ 18 .17

T. ROWE PRICE International Stock Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
4/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(4)
16 .19% 11 .77% ( 24 .77 ) % 24 .50% 35 .70%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0 .66%
(5)
0 .66% 0 .66% 0 .65% 0 .65%
(5)
Net expenses after waivers/
payments by Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .71%
(5)
1 .87% 1 .71% 1 .58% 1 .61%
(5)
Portfolio turnover rate 14 .7% 38 .4% 33 .6% 27 .6% 31 .3%
Net assets, end of period (in
millions) $9,277 $8,021 $7,750 $10,299 $9,139
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Fund
April 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA  1.2%
Common Stocks 1.2%
MercadoLibre (USD)  (1) 117,608 171,555
Total Argentina (Cost $142,705) 171,555
BRAZIL  1.3%
Common Stocks 1.3%
B3  26,154,543 54,146
Localiza Rent a Car  3,312,590 31,317
Raia Drogasil  10,032,588 49,539
Suzano  3,976,187 44,765
Total Brazil (Cost $173,056) 179,767
CANADA  9.7%
Common Stocks 9.7%
Canadian National Railway (USD)  1,550,888 188,340
Canadian Pacific Kansas City (USD)  1,841,109 144,398
Constellation Software  69,040 177,748
Constellation Software, Warrants, 3/31/40  (1)(2) 75,919 —
Definity Financial  1,559,411 51,982
Descartes Systems Group (USD)  (1) 795,883 73,850
Element Fleet Management  8,364,621 133,491
National Bank of Canada  998,866 80,205
Shopify, Class A (USD)  (1) 1,630,732 114,478
Suncor Energy  5,283,415 201,604
TMX Group  7,438,248 196,945
Total Canada (Cost $1,098,378) 1,363,041
CAYMAN ISLANDS  0.5%
Convertible Preferred Stocks 0.5%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD)  (1)(2)(3) 282,204 66,318
Total Cayman Islands (Cost $13,909) 66,318

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 6.2%
Common Stocks 4.3%
58.com (USD)  (1)(2) 3,564,710 —
Alibaba Group Holding, ADR (USD)  1,395,723 104,470
BeiGene, ADR (USD)  (1)(4) 561,530 86,442
JD Health International (HKD)  (1) 10,318,400 35,194
KE Holdings, ADR (USD)  6,948,100 105,055
PDD Holdings, ADR (USD)  (1) 470,105 58,848
Silergy (TWD)  3,744,000 49,724
Tencent Holdings (HKD)  2,530,600 111,051
Yum China Holdings (USD)  1,381,776 50,449
601,233
Common Stocks - China A Shares 1.9%
Kweichow Moutai, A Shares (CNH)  336,514 78,889
NARI Technology, A Shares (CNH)  23,635,614 76,435
Shandong Pharmaceutical Glass, A Shares (CNH)  11,740,272 45,658
Shenzhen Inovance Technology, A Shares (CNH)  8,777,210 71,970
272,952
Total China (Cost $783,141) 874,185
DENMARK  2.9%
Common Stocks 2.9%
Coloplast, Class B  (4) 428,710 51,688
Genmab  (1) 195,171 54,185
Novo Nordisk, ADR (USD)  2,335,711 299,695
Total Denmark (Cost $280,851) 405,568
FRANCE  6.4%
Common Stocks 6.4%
Capgemini  619,048 130,112
Dassault Aviation  708,411 151,635
Dassault Systemes  1,264,138 49,620
LVMH Moet Hennessy Louis Vuitton  215,658 177,149
Safran  842,576 182,697
Sartorius Stedim Biotech  433,529 93,368
Thales  724,592 121,780
Total France (Cost $599,201) 906,361

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 7.2%
Common Stocks 6.7%
Deutsche Boerse  375,787 72,449
Deutsche Telekom  9,816,062 224,843
Douglas  (1) 2,233,330 51,243
Evotec  (1)(4) 5,864,338 60,433
Infineon Technologies  1,229,214 42,657
Merck  329,068 52,289
Puma  1,053,513 48,642
SAP  1,083,241 195,598
Schott Pharma  1,436,974 60,474
Siemens  694,606 130,123
938,751
Preferred Stocks 0.5%
Sartorius  (4) 233,345 69,760
69,760
Total Germany (Cost $961,760) 1,008,511
HONG KONG  1.8%
Common Stocks 1.8%
AIA Group  24,320,200 178,130
Hong Kong Exchanges & Clearing  1,896,100 60,247
Sun Hung Kai Properties  2,035,000 18,773
Total Hong Kong (Cost $167,934) 257,150
INDIA  6.4%
Common Stocks 6.4%
Axis Bank  14,894,653 207,286
HDFC Bank  10,036,421 181,710
HDFC Life Insurance  8,998,102 62,872
Larsen & Toubro  3,158,107 135,665
NTPC  46,660,096 202,670
Reliance Industries  1,402,710 49,207
Varun Beverages  3,068,320 54,335
Total India (Cost $559,818) 893,745

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  221,835,500 133,386
Sarana Menara Nusantara  759,906,300 37,545
Telkom Indonesia Persero  327,376,400 63,465
Total Indonesia (Cost $133,106) 234,396
ITALY  1.8%
Common Stocks 1.8%
Banca Mediolanum  9,276,204 100,383
DiaSorin  (4) 922,694 93,190
Ermenegildo Zegna (USD)  (4) 4,406,869 54,204
Total Italy (Cost $226,634) 247,777
JAPAN  13.4%
Common Stocks 13.4%
Calbee  (4) 4,240,500 92,619
Chugai Pharmaceutical  4,161,800 132,361
Daiichi Sankyo  3,685,400 124,042
Daikin Industries  442,000 60,329
Disco  485,800 138,378
Hikari Tsushin  432,700 70,323
Keyence  300,200 132,019
LY  20,301,700 48,778
Mitsui Fudosan  5,457,700 55,543
Murata Manufacturing  5,713,500 104,398
Nextage  (4) 4,018,500 70,552
Nippon Telegraph & Telephone  74,154,900 80,062
Olympus  11,183,400 155,782
Persol Holdings  49,119,800 67,948
Recruit Holdings  3,003,800 129,366
Seven & i Holdings  11,778,100 152,187
Shimadzu  1,689,600 45,903
SMC  61,600 32,363
Sony Group  1,551,900 128,267
Sumitomo Metal Mining  1,775,500 59,317
Total Japan (Cost $1,631,268) 1,880,537

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
LUXEMBOURG 0.3%
Common Stocks 0.3%
CVC Capital Partners  (1) 2,446,897 44,393
Total Luxembourg (Cost $36,586) 44,393
MEXICO  0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  4,166,500 25,747
Total Mexico (Cost $23,424) 25,747
NETHERLANDS  7.5%
Common Stocks 7.5%
Adyen  (1) 63,260 75,785
Akzo Nobel  645,084 42,564
Argenx, ADR (USD)  (1) 170,900 64,173
ASML Holding  500,001 435,507
Heineken  1,325,636 129,010
ING Groep  3,378,023 53,408
Prosus  7,689,850 257,302
Total Netherlands (Cost $635,943) 1,057,749
NORWAY  0.7%
Common Stocks 0.7%
Equinor, ADR (USD)  3,642,595 96,857
Total Norway (Cost $94,958) 96,857
PHILIPPINES  0.7%
Common Stocks 0.7%
SM Investments  6,261,875 102,811
Total Philippines (Cost $98,705) 102,811
PORTUGAL  1.7%
Common Stocks 1.7%
Galp Energia  6,659,938 143,063

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Jeronimo Martins  4,852,574 99,826
Total Portugal (Cost $164,755) 242,889
SAUDI ARABIA  0.6%
Common Stocks 0.6%
Saudi National Bank  8,902,130 89,114
Total Saudi Arabia (Cost $82,699) 89,114
SINGAPORE  0.5%
Common Stocks 0.5%
Sea, ADR (USD)  (1) 1,107,113 69,959
Total Singapore (Cost $44,611) 69,959
SOUTH AFRICA  0.3%
Common Stocks 0.3%
Capitec Bank Holdings  403,380 49,924
Total South Africa (Cost $20,202) 49,924
SOUTH KOREA  2.7%
Common Stocks 2.7%
LG Chem  188,014 54,025
NAVER  382,834 50,496
Samsung Electronics  5,058,065 281,161
Total South Korea (Cost $252,006) 385,682
SPAIN  1.0%
Common Stocks 1.0%
Amadeus IT Group  2,141,362 135,921
Total Spain (Cost $106,173) 135,921
SWEDEN  2.5%
Common Stocks 2.5%
Assa Abloy, Class B  (4) 3,635,766 96,062
Essity, Class B  6,993,164 174,478

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Hexagon, Class B  (4) 7,273,620 76,089
Total Sweden (Cost $293,972) 346,629
SWITZERLAND  5.5%
Common Stocks 5.5%
Alcon  (5) 1,986,787 152,340
Cie Financiere Richemont  748,346 103,442
Julius Baer Group  2,405,974 129,101
Nestle  2,239,266 224,823
Partners Group Holding  98,149 126,275
Sonova Holding  113,349 31,333
Total Switzerland (Cost $594,688) 767,314
TAIWAN  4.8%
Common Stocks 4.8%
Taiwan Semiconductor Manufacturing  27,933,000 668,821
Total Taiwan (Cost $90,909) 668,821
UNITED KINGDOM  5.7%
Common Stocks 5.7%
AstraZeneca, ADR (USD)  2,899,086 219,983
Bridgepoint Group  14,676,214 41,536
Experian  2,159,979 87,120
Hiscox  3,935,402 60,353
London Stock Exchange Group  1,169,219 128,895
Rentokil Initial  8,011,000 40,439
Smith & Nephew  9,648,643 116,900
Unilever (EUR)  1,961,671 101,474
796,700
Convertible Preferred Stocks 0.0%
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,670  (1)(2)(3) 286,782 6,390
6,390
Total United Kingdom (Cost $679,978) 803,090

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES  2.6%
Common Stocks 2.6%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865  (1)(2)
(3) 14,001 14,934
Coupang (1) 1,853,939 41,714
Linde  (5) 239,183 105,470
Mastercard, Class A  121,611 54,871
Waste Connections  876,530 142,077
359,066
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408  (1)(2)
(3) 826 881
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58  (1)(2)(3) 34 36
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5  (1)(2)(3) 3 3
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3  (1)(2)(3) 2 2
922
Total United States (Cost $192,295) 359,988
VIETNAM  0.2%
Common Stocks 0.2%
Asia Commercial Bank  30,040,000 33,905
Total Vietnam (Cost $36,279) 33,905
SHORT-TERM INVESTMENTS  1.7%
Money Market Funds  1.7%
T. Rowe Price Government Reserve Fund, 5.37%  (6)(7) 237,299,324 237,299
Total Short-Term Investments (Cost $237,299) 237,299

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL  1.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK  1.5%
Money Market Funds
 1. 5%
T. Rowe Price Government Reserve Fund, 5.37%  (6)(7) 211,163,658 211,164
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 211,164
Total Securities Lending Collateral (Cost $211,164) 211,164
Total Investments in Securities
101.2% of Net Assets
(Cost $10,668,407) $ 14,218,167
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $88,564 and represents 0.6% of net assets.
(4) See Note 4. All or a portion of this security is on loan at April 30, 2024.
(5) All or a portion of this security is pledged to cover or as collateral for written call options at April 30, 2024.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN  (0.0)%
OTC Options Written
 (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
Alcon, Call, 5/17/24 @
80.00 (CHF) 1,750 12,335 (23)
Morgan Stanley
Linde, Call, 5/17/24 @
$500.00 161 7,099 (22)
Total Options Written (Premiums $(408)) $ (45)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.37% $ — $ — $ 8,547++
Totals $ —# $ — $ 8,547+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
04/30/24
T. Rowe Price Government
Reserve Fund, 5.37% $ 331,870  ¤   ¤ $ 448,463
Total $ 448,463^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $8,547 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $448,463.

T. ROWE PRICE International Stock Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,668,407) $ 14,218,167
Foreign currency (cost $32,037) 31,904
Dividends receivable 26,367
Receivable for investment securities sold 18,380
Receivable for shares sold 8,213
Due from affiliates 5,014
Restricted cash pledged for bilateral derivatives 46
Cash 4
Other assets 22,646
Total assets 14,330,741
Liabilities
Obligation to return securities lending collateral 211,164
Payable for investment securities purchased 13,375
Payable for shares redeemed 8,579
Investment management fees payable 7,428
Options written (premiums $408) 45
Payable to directors 4
Other liabilities 41,182
Total liabilities 281,777
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 14,048,964

T. ROWE PRICE International Stock Fund
April 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 3,447,356
Paid-in capital applicable to 733,068,135 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 10,601,608
NET ASSETS $ 14,048,964
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,705,389; Shares outstanding: 88,809,789) $ 19.20
Advisor Class
(Net assets: $13,949; Shares outstanding: 726,358) $ 19.20
R Class
(Net assets: $18,646; Shares outstanding: 988,942) $ 18.85
I Class
(Net assets: $3,033,527; Shares outstanding:
158,935,986) $ 19.09
Z Class
(Net assets: $9,277,453; Shares outstanding:
483,607,060) $ 19.18

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
4/30/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $14,611) $ 120,554
Securities lending 466
Other 14
Total income 121,034
Expenses
Investment management 45,482
Shareholder servicing
Investor Class $ 1,448
Advisor Class 14
R Class 64
I Class 257 1,783
Rule 12b-1 fees
Advisor Class 16
R Class 37 53
Prospectus and shareholder reports
Investor Class 20
I Class 180
Z Class 3 203
Custody and accounting 921
Legal and audit 229
Registration 91
Proxy and annual meeting 61
Directors 25
Miscellaneous 473
Waived / paid by Price Associates (29,728)
Total expenses 19,593
Net investment income 101,441

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $8,130) 126,308
Options written 1,555
Foreign currency transactions (206)
Net realized gain 127,657
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $9,993) 1,840,481
Options written 34
Other assets and liabilities denominated in foreign currencies (455)
Change in net unrealized gain / loss 1,840,060
Net realized and unrealized gain / loss 1,967,717
INCREASE IN NET ASSETS FROM OPERAT IONS $ 2,069,158

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 101,441 $ 222,919
Net realized gain 127,657 232,250
Change in net unrealized gain / loss 1,840,060 957,069
Increase in net assets from operations 2,069,158 1,412,238
Distributions to shareholders
Net earnings
Investor Class (19,307) (15,312)
Advisor Class (123) (92)
R Class (76) (34)
I Class (45,878) (55,154)
Z Class (162,223) (177,113)
Decrease in net assets from distributions (227,607) (247,705)
Capital share transactions
*
Shares sold
Investor Class 38,186 75,983
Advisor Class 1,602 1,212
R Class 10,819 6,827
I Class 172,104 1,483,750
Z Class 767,622 602,233
Distributions reinvested
Investor Class 18,165 14,485
Advisor Class 117 88
R Class 76 34
I Class 44,057 53,202
Z Class 162,223 177,113
Shares redeemed
Investor Class (135,280) (209,905)
Advisor Class (1,401) (2,904)
R Class (4,802) (2,931)
I Class (981,786) (458,355)
Z Class (795,811) (1,285,989)
Increase (decrease) in net assets from capital
share transactions (704,109) 454,843

T. ROWE PRICE International Stock Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/24
Year
Ended
10/31/23
Net Assets
Increase during period 1,137,442 1,619,376
Beginning of period 12,911,522 11,292,146
End of period $ 14,048,964 $ 12,911,522
*
Share information (000s)
Shares sold
Investor Class 2,027 4,327
Advisor Class 84 68
R Class 567 399
I Class 9,102 90,214
Z Class 39,989 34,122
Distributions reinvested
Investor Class 966 843
Advisor Class 6 5
R Class 4 2
I Class 2,358 3,119
Z Class 8,661 10,370
Shares redeemed
Investor Class (7,102) (11,930)
Advisor Class (74) (164)
R Class (253) (175)
I Class (50,752) (26,103)
Z Class (42,184) (72,188)
Increase (decrease) in shares outstanding (36,601) 32,909

T. ROWE PRICE International Stock Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. The fund has five classes of shares: the International Stock Fund
(Investor Class), the International Stock Fund–Advisor Class (Advisor Class),
the International Stock Fund–R Class (R Class), the International Stock
Fund–I Class (I Class) and the International Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2024, the fund realized $37,290,000 of net gain on
$109,049,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4
p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe
Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE International Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on April 30,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,246,888 $ 11,364,492 $ 14,934 $ 13,626,314
Convertible Preferred Stocks — — 73,630 73,630
Preferred Stocks — 69,760 — 69,760
Short-Term Investments 237,299 — — 237,299
Securities Lending Collateral 211,164 — — 211,164
Total $ 2,695,351 $ 11,434,252 $ 88,564 $ 14,218,167
Liabilities
Options Written $ — $ 45 $ — $ 45

T. ROWE PRICE International Stock Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 45
Total $ 45
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 1,555
Total $ 1,555
Change in Unrealized
Gain (Loss)
Equity derivatives $ 34
Total $ 34

T. ROWE PRICE International Stock Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of

T. ROWE PRICE International Stock Fund

underlying positions. As of April 30, 2024, cash of $46,000 had been posted by the fund to counterparties for bilateral derivatives. As of April 30, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended April 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of
Additional Information.

T. ROWE PRICE International Stock Fund

Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying

T. ROWE PRICE International Stock Fund

financial statements, but collateral received in the form of securities is not. At
April 30, 2024, the value of loaned securities was $122,748,000; the value of cash collateral and related investments was $211,164,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,041,077,000 and
$2,802,967,000, respectively, for the six months ended April 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2023, the fund had
$218,991,000 of available capital loss carryforwards.
At April 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $10,689,556,000. Net unrealized gain aggregated $3,486,287,000 at period-end, of which $4,014,009,000 related to appreciated investments and $527,722,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a

T. ROWE PRICE International Stock Fund

reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At April 30, 2024, the effective annual group fee rate was 0.29%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the six months ended April 30, 2024.
The Advisor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation.  During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to

T. ROWE PRICE International Stock Fund

exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or
(2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2024 as indicated in the table below and remain subject to repayment by the fund. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $49,000 remain subject to repayment by the fund at April 30, 2024. Any

T. ROWE PRICE International Stock Fund

repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended April 30, 2024, expenses incurred pursuant to these service agreements were $54,000 for Price Associates; $1,028,000 for T. Rowe Price
Services, Inc.; and $96,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.40% 0.05% 0.00%
Expense
limitation date 02/28/26 02/28/26 02/28/26 02/28/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(47) $— $(29,681)

T. ROWE PRICE International Stock Fund

value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2024, the fund was charged $99,000 for shareholder servicing costs related to the college savings plans, of which $72,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2024, approximately 14% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE International Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Stock Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe
Price funds disclose their first and third fiscal quarter-end holdings on troweprice.
com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND
EXCHANGE TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of
July 24, 2024.

T. ROWE PRICE International Stock Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (March Meeting), the Board, including all of the fund’s independent directors present in person at the March Meeting, approved the continuation of the fund’s Advisory Contract. At the March Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the March Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications.
The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the
March Meeting, supported the Board’s approval of the continuation of the Advisory
Contract.

T. ROWE PRICE International Stock Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the March Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2023, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the March Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the March Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective
January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Stock Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Stock Fund

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the third quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group)
and second quintile (Advisor Class Expense Group and Expense Universe), and
the fund’s total expenses ranked in the third quintile (Investor Class Expense
Group), first quintile (Advisor Class Expense Group), and second quintile (Expense
Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Stock Fund

various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the
Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
Approval of New Subadvisory Agreement
Subsequent to the March Meeting, at a meeting held on May 8, 2024 (May
Meeting), the fund’s Board considered the initial approval of an investment subadvisory agreement (Subadvisory Contract) that the Adviser entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. The
Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the
Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted
that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE International Stock Fund

At the May Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. The factors considered by the Board at the
May Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the May Meeting, the Board, including all of the fund’s independent directors present in person at the May Meeting, approved the
Subadvisory Contract between the Adviser and Subadviser on behalf of the fund.
No single factor was considered in isolation or to be determinative to the decision.
Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the
Board to approve the Subadvisory Contract, effective July 1, 2024.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F37-051 6/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2024